Prepaid expenses and other (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 31, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and other
Deferred transaction costs	$ 27,925		$ 27,925
Other prepaid expenses			880	$ 901
Deposits			154	7
Total prepaid expenses and other			$ 28,959	$ 908	$ 539
Class B common shares
Prepaid expenses and other
Shares issued in connection with PIPE financing	$ 25,956	$ 26,306
Number of shares issued	3,500,000	3,500,000	3,500,000